                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                     Dallas, TX          May 17, 2010
-------------------------------------   ----------------   ---------------------
     (Signature)                          (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:    162,752
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------
1     28-12876               TBP Investments Management, LLC
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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------------- ---------- -------- -------------- ----
                                                                                                         VOTING AUTHORITY
                             TITLE OF             VALUE   SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER          CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ANADARKO PETE CORP             COM    032511107   9,756    133,956 SH     N/A      DEFINED           1    0   133,956    0
BAKER HUGHES INC               COM    057224107   5,527    118,000 SH     N/A      DEFINED           1    0   118,000    0
CHESAPEAKE ENERGY CORP         COM    165167107   6,495    274,751 SH     N/A      DEFINED           1    0   274,751    0
CONSOL ENERGY INC              COM    20854P109   2,133     50,000 SH     N/A      DEFINED           1    0    50,000    0
DAWSON GEOPHYSICAL CO          COM    239359102   7,895    270,000 SH     N/A      DEFINED           1    0   270,000    0
HALLIBURTON CO                 COM    406216101   8,075    268,000 SH     N/A      DEFINED           1    0   268,000    0
HESS CORP                      COM    42809H107   8,454    135,156 SH     N/A      DEFINED           1    0   135,156    0
MCMORAN EXPLORATION CO         COM    582411104  17,357  1,186,425 SH     N/A      DEFINED           1    0 1,186,425    0
OCCIDENTAL PETE CORP DEL       COM    674599105   6,510     77,000 SH     N/A      DEFINED           1    0    77,000    0
SANDRIDGE ENERGY INC           COM    80007P307  13,859  1,799,860 SH     N/A      DEFINED           1    0 1,799,860    0
SMITH INTL INC                 COM    832110100  13,372    312,285 SH     N/A      DEFINED           1    0   312,285    0
SUNCOR ENERGY INC NEW          COM    867224107  12,139    373,037 SH     N/A      DEFINED           1    0   373,037    0
TRANSATLANTIC PETROLEUM LTD    SHS    G89982105   6,960  2,000,000 SH     N/A      DEFINED           1    0 2,000,000    0
TRANSOCEAN LTD               REG SHS  H8817H100  29,886    345,980 SH     N/A      DEFINED           1    0   345,980    0
WEATHERFORD INTERNATIONAL LT   REG    H27013103  14,334    903,781 SH     N/A      DEFINED           1    0   903,781    0